SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Interest paid	$ 1,223	$ 1,135	$ 1,079
Income taxes paid	$ 448	$ 428	$ 190